Consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net earnings from continuing operations	$ 290	$ 810	$ 1,018	$ 1,592
Adjustments to reconcile net earnings from continuing operations to cash flows from operating activities
Severance, acquisition and other costs	22	39	38	63
Depreciation and amortization	1,103	1,099	2,191	2,189
Post-employment benefit plans cost	75	73	162	157
Net interest expense	275	271	545	547
Impairment of assets	449	1	456	5
Losses on investments	0	0	0	4
Income taxes	96	275	339	565
Contributions to post-employment benefit plans	(71)	(70)	(150)	(151)
Payments under other post-employment benefit plans	(12)	(19)	(29)	(37)
Severance and other costs paid	(13)	(33)	(48)	(99)
Interest paid	(240)	(269)	(556)	(534)
Income taxes paid (net of refunds)	6	(127)	(227)	(416)
Acquisition and other costs paid	(11)	(21)	(20)	(50)
Net change in operating assets and liabilities	576	42	255	(273)
Cash from discontinued operations	17	22	39	47
Cash flows from operating activities	2,562	2,093	4,013	3,609
Cash flows used in investing activities
Capital expenditures	(900)	(967)	(1,677)	(1,815)
Business acquisitions	(23)	(50)	(23)	(50)
Other investing activities	(13)	32	(19)	8
Cash used in discontinued operations	(8)	(5)	(15)	(7)
Cash flows used in investing activities	(944)	(990)	(1,734)	(1,864)
Cash flows used in financing activities
(Decrease) increase in notes payable	(1,204)	277	(1,434)	844
(Decrease) increase in securitized trade receivables	(400)	0	0	31
Issue of long-term debt	1,975	1,405	5,256	1,405
Repayment of long-term debt	(2,221)	(1,597)	(2,930)	(1,800)
Issue of common shares	0	44	22	64
Purchase of shares for settlement of share-based payments	(75)	(10)	(169)	(86)
Cash dividends paid on common shares	(753)	(712)	(1,469)	(1,390)
Cash dividends paid on preferred shares	(33)	(37)	(69)	(63)
Cash dividends paid by subsidiaries to non-controlling interest	(12)	(12)	(26)	(39)
Other financing activities	(25)	(33)	(55)	(39)
Cash used in discontinued operations	(2)	(2)	(3)	(3)
Cash flows used in financing activities	(2,750)	(677)	(877)	(1,076)
Net increase in cash	354	173	1,156	294
Cash at beginning of period	943	546	141	425
Cash at end of period	1,297	719	1,297	719
Net (decrease) increase in cash equivalents	(1,486)	253	246	375
Cash equivalents at beginning of period	1,736	122	4	0
Cash equivalents at end of period	$ 250	$ 375	$ 250	$ 375